NOTES PAYABLE – NON-RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE – NON-RELATED PARTIES

NOTE 6 – NOTES PAYABLE – NON-RELATED PARTIES

Effective January 1, 2016, the Company acquired three vehicles from various related parties in exchange for the assumption of the liabilities related to those vehicles. The liabilities assumed are as follows at June 30, 2021 and December 31, 2020.

	June 30,	December 31,
	2021	2020
	(unaudited)	(audited)
Loan secured by a tour bus, payable in monthly payments of $2,710 including interest at 12% per annum through June 2020.	$15,649	$15,649

Total recorded as current liability	$15,649	$15,649

Current and long-term portion. Total loan balance is reported as current because loans are past due, become due within one year or are expected to be repaid within one year.

NOTE 6 – NOTES PAYABLE – NON-RELATED PARTIES

Effective January 1, 2016, the Company acquired three vehicles from various related parties in exchange for the assumption of the liabilities related to those vehicles. The liabilities assumed are as follows at December 31, 2019 and December 31, 2018.

	December 31,	December 31,
	2020	2019

Loan secured by a tour bus, payable in monthly payments of $2,710 including interest at 12% per annum through July 2020 when the remaining balance is payable.	$15,649	$25,746

Total recorded as current liability	$15,649	$25,746

Current and long-term portion. Total loan balance is reported as current because loans are past due, become due within one year or are expected to be repaid within one year.